CONDENSED CONSOLIDATED STATEMENT OF SHAREHOLDERS` EQUITY (Parentheticals)	12 Months Ended
Oct. 31, 2015 shares
Treasury Stock, Shares, Acquired	92,232
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	16,000